CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,129,929)	$ (10,008,561)	$ (15,635,575)	$ (19,123,933)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	825,136	829,260	1,097,066	1,125,758
Accretion	28,896	29,192	38,923	46,148
Stock-based compensation	1,044,888	1,634,189	2,311,410	2,049,567
Asset retirement obligations settled			0	(18,737)
Changes in operating assets and liabilities:
Other receivables	0	65,653	70,145	(70,145)
Prepaid expenses and other current assets	184,887	421,322	(240,532)	(104,479)
Accounts payable and accrued expenses	(1,191,706)	313,783	1,081,640	(176,130)
Deferred rent	(4,803)	(3,304)	(4,738)	15,988
Deposit			1,750	0
NET CASH USED IN OPERATING ACTIVITIES	(8,242,631)	(6,718,466)	(11,279,911)	(16,255,963)
CASH FLOWS FROM INVESTING ACTIVITIES:
Increase in reclamation bond deposits	(25,000)	0
Purchase of mineral rights	(17,000)	(3,165)	0	(6,000,000)
Purchase of property and equipment	(34,639)	0	(13,528)	(91,909)
NET CASH USED IN INVESTING ACTIVITIES	(76,639)	(3,165)	(13,528)	(6,091,909)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock, net of issuance costs	0	13,206,488	19,795,476	10,461,842
Payments on notes payable	0	(17,319)	(17,319)	(24,423)
NET CASH PROVIDED BY FINANCING ACTIVITIES	0	13,189,169	19,778,157	10,437,419
NET CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS	(8,319,270)	6,467,538	8,484,718	(11,910,453)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS- beginning of period	13,972,102	5,487,384	5,487,384
CASH, CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS- end of period	5,652,832	11,954,922	13,972,102	5,487,384
CASH AND CASH EQUIVALENTS- beginning of year	11,722,102	3,237,384	3,237,384	15,147,837
CASH AND CASH EQUIVALENTS- end of year	1,962,832		11,722,102	3,237,384
Cash paid for:
Interest	6,159	5,406	5,406	3,373
Income taxes	0	0	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Reduction of accrued bonuses in connection with vested restricted common stock unit grants	469,423	0
Reduction of accounts payable in connection with issuance of common stock	8,250	0
Reduction of accounts payable in connection with issuance of restricted stock unit grants	65,000	0
Preferred stock deemed dividend	$ 0	$ 3,599,565	3,599,565	0
Increase (decrease) in asset retirement obligations			$ 72,623	$ (42,477)